Long-Term Debt (Details 3) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Proceeds from debt	$ 57,462	$ 55,080
Repayments of debt	$ 49,093	$ 37,568	$ 77,924	$ 12,865